Consolidated Statements of Financial Position - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property and equipment	SFr 534	SFr 385
Intangible assets	13,292	13,292
Right-of-use assets	2,463	1,303
Other non-current assets	785	476
Total non-current assets	17,074	15,456
Current assets
Other current assets	4,883	5,605
Accrued income	993	629
Short-term financial assets	131,684	70,955
Cash and cash equivalents	81,329	27,708
Total current assets	218,889	104,897
TOTAL ASSETS	235,963	120,353
Equity attributable to equity holders of the parent
Share capital	587	446
Share premium	551,731	344,946
Reserve for share-based payment	30,387	16,062
Actuarial loss on post employment benefit obligations	(1,634)	(2,233)
Treasury shares	(7)	(10)
Cumulative translation adjustments	(480)	(271)
Accumulated losses	(384,514)	(285,557)
Total Equity	196,070	73,383
Non-current liabilities
Long-term lease liabilities	1,811	865
Defined benefit pension liabilities	1,335	1,870
Total non-current liabilities	3,146	2,735
Current liabilities
Trade payables	1,800	5,871
Accrued expenses and other payables	19,967	18,198
Short-term lease liabilities	502	315
Warrant liabilities	14,478	19,851
Total current liabilities	36,747	44,235
Total Liabilities	39,893	46,970
TOTAL EQUITY AND LIABILITIES	SFr 235,963	SFr 120,353